Stockholders' Equity (Deficiency) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 27, 2015
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding and Exercisable, beginning			$ 3.288
Weighted Average Exercise Price Outstanding and Exercisable ending			$ 3.288
Warrants [Member]
Number of Warrants
Number of Warrants Outstanding and Exercisable beginning	454,600
Number of Warrants Issued	3,675,176	754,600
Number of Warrants Exercised	(500,000)	(300,000)
Number of Warrants Cancelled
Number of Warrants Outstanding and Exercisable ending	3,629,776	454,600
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding and Exercisable, beginning	$ 3.23
Weighted Average Exercise Price Issued	$ 2.79	$ 2.34
Weighted Average Exercise Price Exercised	$ 3.00	$ 1.00
Weighted Average Exercise Price Cancelled
Weighted Average Exercise Price Outstanding and Exercisable ending	$ 2.80	$ 3.23
Weighted Average Remaining Life In Years
Weighted Average Remaining Life In Years Outstanding, beginning	4 years 11 months 19 days
Weighted Average Remaining Life In Years Issued	4 years 6 months 4 days
Weighted Average Remaining Life In Years Outstanding, ending	4 years 6 months 4 days
Weighted Average Remaining Life In Years Exercisable	4 years 6 months 4 days
Intrinsic Value
Intrinsic Value Outstanding, beginning	$ 351,300
Intrinsic Value Outstanding, ending	283,828	351,300
Intrinsic Value Exercisable	$ 283,828